Summary of significant accounting policies (Details 1) - shares	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	772,165	631,697
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	160,000	160,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents	612,165	471,697